Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Timothy Plan Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth & Income Fund CLASS A: TGIAX | CLASS C: TGCIX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 83 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 41 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 167% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  To achieve its goals, the Fund primarily invests in equity securities, including affiliated Exchange Traded Funds (“ETF’s”), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Advisor is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. The Advisor will adjust those allocations from time to time in response to market changes
  The Fund’s fixed income holdings are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-US government securities in the Fund’s portfolio consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Advisor to be of equivalent quality, as well as high quality money market instruments.
  The Fund’s fixed income Investment Manager reviews the various sectors looking for historical patterns of undervalue or overvalue in an effort to identify appropriate fixed income securities to purchase. The Investment Manager also analyzes interest rate risk in the bond market and makes adjustments in the maturities of bonds to adjust for this risk. Lastly, if a bond is being downgraded, or the company has other issues that may affect the bond, the Investment Manager reviews it to see if the bond should be sold.
  The Fund’s fixed income portfolio’s duration is adjusted based on a regularly conducted analysis of the interest rate risk. Typically, the duration of the Fund’s bond portfolio runs between 1 and 8 years. The Investment Manager shortens portfolio durations when its research indicates a rising interest rate environment to preserve capital.
  The Fund’s equity securities are sold when such considerations as valuation, earnings and relative price strength are determined to warrant a sale. The Advisor reviews a stock if there is a major change in its corporate structure or management.
  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Fixed Income Risk | The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

  Management Risk | The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

  Small Cap Company Risk | Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

  Foreign Investment Risk | Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

  Municipal Securities Risk | The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

  Sovereign Debt Risk | The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

  Exchange Traded Fund Risk | An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Cybersecurity Risks | Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 50% of the Barclays Intermediate Government/Credit Index and 50% of the Russell 3000 Total Return Index and was the fund’s prior benchmark. The Dow Jones Moderately Aggressive Portfolio Index was also the fund’s prior benchmark. The Fund’s performance is compared to all three indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Mar-19	Dec-18
5.19%	-9.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Change in Fund’s benchmark. The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 40% of the Barclays U.S. Aggregate Bond Index and 60% of the Russell 1000 Value Index. The advisor believes the new Timothy Growth & Income Fund Blended Index is a more appropriate benchmark for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Plan Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	$ 725
3 Years	rr_ExpenseExampleYear03	1,091
5 Years	rr_ExpenseExampleYear05	1,481
10 Years	rr_ExpenseExampleYear10	$ 2,570
2014	rr_AnnualReturn2014	3.48%
2015	rr_AnnualReturn2015	(3.54%)
2016	rr_AnnualReturn2016	2.16%
2017	rr_AnnualReturn2017	6.29%
2018	rr_AnnualReturn2018	(11.98%)
2019	rr_AnnualReturn2019	13.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.21%)
1 Year	rr_AverageAnnualReturnYear01	7.65%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.16%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[3]
Timothy Plan Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
1 Year	rr_ExpenseExampleYear01	$ 360
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,365
10 Years	rr_ExpenseExampleYear10	2,905
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,905
1 Year	rr_AverageAnnualReturnYear01	12.05%
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013
Timothy Plan Growth & Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.47%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	(0.42%)	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%	[3],[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[3],[5]
Timothy Plan Growth & Income Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.02%	[5]
5 Years	rr_AverageAnnualReturnYear05	none	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[5]
Timothy Plan Growth & Income Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.54%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	(0.14%)	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%	[3],[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[3],[5]
Timothy Plan Growth & Income Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.13%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.16%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[5]
Timothy Plan Growth & Income Fund | Timothy Growth and Income Fund Blended Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.42%	[3],[6]
5 Years	rr_AverageAnnualReturnYear05	6.38%	[3],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[3],[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[3],[6]
Timothy Plan Growth & Income Fund | Timothy Growth and Income Fund Blended Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.42%	[6]
5 Years	rr_AverageAnnualReturnYear05	6.38%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[6]
Timothy Plan Growth & Income Fund | Timothy Growth and Income Fund Blended Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.62%	[3],[7]
5 Years	rr_AverageAnnualReturnYear05	7.05%	[3],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%	[3],[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[3],[7]
Timothy Plan Growth & Income Fund | Timothy Growth and Income Fund Blended Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.62%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.05%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[7]
Timothy Plan Growth & Income Fund | Dow Jones Moderately Aggressive Portfolio Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.84%	[3],[7]
5 Years	rr_AverageAnnualReturnYear05	7.77%	[3],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[3],[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[3],[7]
Timothy Plan Growth & Income Fund | Dow Jones Moderately Aggressive Portfolio Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.84%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.77%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[4],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013	[7]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[3]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[4]	The Fund commenced investment operations on October 1, 2013.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	Change in Fund’s benchmark. The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 40% of the Barclays U.S. Aggregate Bond Index and 60% of the Russell 1000 Value Index. The advisor believes the new Timothy Growth & Income Fund Blended Index is a more appropriate benchmark for the Fund.
[7]	The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 50% of the Barclays Intermediate Government/Credit Index and 50% of the Russell 3000 Total Return Index and was the fund’s prior benchmark. The Dow Jones Moderately Aggressive Portfolio Index was also the fund’s prior benchmark. The Fund’s performance is compared to all three indices.